CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY (Q3) - USD ($)	Additional Paid-in Capital	Accumulated Deficit	Common stock Class A Common Stock	Common stock Class B Common Stock	Total
Beginning balance at Dec. 22, 2019	$ 0	$ 0
Net loss	0	(1,000)			$ (1,000)
Ending balance at Dec. 31, 2019	0	(1,000)			(1,000)
Issuance of Class B common stock to Sponsor	24,425			$ 575	25,000
Issuance of Class B common stock to Sponsor (in shares)				5,750,000
Ending balance at Mar. 31, 2020	24,425	(1,000)		$ 575	24,000
Ending balance (in shares) at Mar. 31, 2020				5,750,000
Beginning balance at Dec. 31, 2019	0	(1,000)			(1,000)
Net loss					(453,098)
Ending balance at Sep. 30, 2020		(19,823,320)	$ 65	$ 575	(19,822,680)
Ending balance (in shares) at Sep. 30, 2020			650,000	5,750,000
Beginning balance at Dec. 31, 2019	0	(1,000)			(1,000)
Issuance of Class B common stock to Sponsor	24,425	0		$ 575	25,000
Class A common stock subject to possible redemption	(6,148,234)	(19,369,222)			(25,517,456)
Issuance of Class B common stock to Sponsor (in shares)				5,750,000
Net loss		(2,061,769)			(2,061,769)
Ending balance at Dec. 31, 2020		(21,431,991)	$ 65	$ 575	(21,431,351)
Ending balance (in shares) at Dec. 31, 2020			650,000	5,750,000
Beginning balance at Mar. 31, 2020	24,425	(1,000)		$ 575	24,000
Beginning balance (in shares) at Mar. 31, 2020				5,750,000
Net loss	0	0	$ 0	$ 0	0
Ending balance at Jun. 30, 2020	24,425	(1,000)		$ 575	24,000
Ending balance (in shares) at Jun. 30, 2020				5,750,000
Sale of 23,000,000 Units, net of underwriting discounts and offering expenses	0	0	0	$ 0	0
Sale of 650,000 Private Placement Units	6,123,809		$ 65		6,123,874
Sale of Private Placement Units (in shares)			650,000
Accretion to common stock subject to redemption amount	(6,148,234)	(19,369,222)			25,517,456
Net loss		(453,098)			(453,098)
Ending balance at Sep. 30, 2020		(19,823,320)	$ 65	$ 575	(19,822,680)
Ending balance (in shares) at Sep. 30, 2020			650,000	5,750,000
Beginning balance at Dec. 31, 2020		(21,431,991)	$ 65	$ 575	(21,431,351)
Beginning balance (in shares) at Dec. 31, 2020			650,000	5,750,000
Net loss		4,641,710			4,641,710
Ending balance at Mar. 31, 2021		(16,790,281)	$ 65	$ 575	(16,789,641)
Ending balance (in shares) at Mar. 31, 2021			650,000	5,750,000
Beginning balance at Dec. 31, 2020		(21,431,991)	$ 65	$ 575	(21,431,351)
Beginning balance (in shares) at Dec. 31, 2020			650,000	5,750,000
Net loss					696,532
Ending balance at Sep. 30, 2021	0	(20,735,459)	$ 65	$ 575	(20,734,819)
Ending balance (in shares) at Sep. 30, 2021			650,000	5,750,000
Beginning balance at Mar. 31, 2021		(16,790,281)	$ 65	$ 575	(16,789,641)
Beginning balance (in shares) at Mar. 31, 2021			650,000	5,750,000
Net loss		(4,669,435)			(4,669,435)
Ending balance at Jun. 30, 2021		(21,459,716)	$ 65	$ 575	(21,459,076)
Ending balance (in shares) at Jun. 30, 2021			650,000	5,750,000
Net loss		724,257			724,257
Ending balance at Sep. 30, 2021	$ 0	$ (20,735,459)	$ 65	$ 575	$ (20,734,819)
Ending balance (in shares) at Sep. 30, 2021			650,000	5,750,000